NOTES PAYABLE (Details 5) - Convertible Debt One [Member] - USD ($)	1 Months Ended	12 Months Ended
	May 31, 2017	Mar. 31, 2018
Balance		$ 0
Additional principal investment	$ 500,000	500,000
Accrued Interest		33,556
Conversion of principal and interest		(533,556)
Balance		$ 0